Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 8,481	$ 5,295	$ 3,903
Short-term investments	899	251	5,228
Receivables	97	180	155
Prepaid and other current assets	480	180	328
Total current assets	9,957	5,906	9,614
Property and equipment, net	1,319	1,553	2,166
Notes receivable	56	54	52
Other assets	583	115	133
Total assets	11,915	7,628	11,965
Current liabilities:
Accounts payable	212	257	572
Accrued clinical and cost of other studies	921	993	670
Accrued compensation	716	327	341
Facility lease exit obligation	108	99	263
Other accrued liabilities	778	450	357
Total current liabilities	2,735	2,126	2,203
Deferred rent, non-current	121	99	136
Facility lease exit obligation, non-current	677	729	828
Other non-current liabilities	75	75	75
Note payable, net of discount and accrued interest	8,145	0	8,896
Total liabilities	11,753	3,029	12,138
Commitments and contingencies
Shareholders' equity (deficit):
Preferred stock, 5,000,000 shares authorized, none outstanding	0	0	0
Common stock, no par value; authorized shares: 213,527,214 at June 30, 2011 and December 31, 2010 and 150,000,000 at December 31, 2009; issued and outstanding shares: 173,114,301 at June 30, 2011; 172,304,235 at December 31, 2010; 102,381,116 at December 31, 2009	359,328	358,424	348,271
Accumulated other comprehensive income	0	0	2
Accumulated deficit	(359,166)	(353,825)	(348,446)
Total shareholders' equity (deficit)	162	4,599	(173)
Total liabilities and shareholders' equity (deficit)	$ 11,915	$ 7,628	$ 11,965